Land Use Right, Net (Tables)	12 Months Ended
Sep. 30, 2025
Land Use Right, Net [Abstract]
Schedule of Land Use Right, Net

Land use right, net, consisted of the following:

	September 30, 2025	September 30, 2024
Land use rights	$1,214,624	$1,233,656
Less: accumulated amortization	(111,822)	(86,828)
Land use right, net	$1,102,802	$1,146,828

Schedule of Estimated Future Amortization Expense for Land Use Rights	Estimated future amortization expense for land use rights is as follows:
Years ending September 30,
2026	$24,685
2027	24,685
2028	24,685
2029	24,685
2030	24,685
Thereafter	979,377
$1,102,802